COMMISSIONS AND FEES; ADMINISTRATION AND OTHER FIDUCIARY FEES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Brokerage commissions
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 639	$ 495	$ 485
Insurance distribution revenue
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 260	$ 290	$ 322